Shareholder Report	2 Months Ended		3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended
	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type							N-CSRS
Amendment Flag							false
Registrant Name							AIM ETF PRODUCTS TRUST
Entity Central Index Key							0001797318
Entity Investment Company Type							N-1A
Document Period End Date							Apr. 30, 2025
C000223737
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Jan ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Jan ETF
Trading Symbol							JANT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jan ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 145,812,000	$ 145,812,000	$ 145,812,000	$ 145,812,000	$ 145,812,000	$ 145,812,000	$ 145,812,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$145,812
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.6%
Time deposits	0.2%
Options written	(4.6)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000238368
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Feb ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Feb ETF
Trading Symbol							FEBT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Feb ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 92,501,000	$ 92,501,000	$ 92,501,000	$ 92,501,000	$ 92,501,000	$ 92,501,000	$ 92,501,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$92,501
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.3%
Time deposits	0.2%
Options written	(5.5)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000238369
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Mar ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Mar ETF
Trading Symbol							MART
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Mar ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 25,754,000	$ 25,754,000	$ 25,754,000	$ 25,754,000	$ 25,754,000	$ 25,754,000	$ 25,754,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$25,754
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.4%
Time deposits	0.2%
Options written	(5.4)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000218376
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Apr ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Apr ETF
Trading Symbol							APRT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Apr ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 42,259,000	$ 42,259,000	$ 42,259,000	$ 42,259,000	$ 42,259,000	$ 42,259,000	$ 42,259,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$42,259
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.6%
Time deposits	0.0%Footnote Reference*
Options written	(5.7)%
Net other assets and liabilities	0.1%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000241956
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 May ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 May ETF
Trading Symbol							MAYT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 May ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 13,818,000	$ 13,818,000	$ 13,818,000	$ 13,818,000	$ 13,818,000	$ 13,818,000	$ 13,818,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$13,818
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.8%
Time deposits	0.8%
Options written	(5.8)%
Net other assets and liabilities	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
C000241958
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Jun ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Jun ETF
Trading Symbol							JUNT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jun ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 17,199,000	$ 17,199,000	$ 17,199,000	$ 17,199,000	$ 17,199,000	$ 17,199,000	$ 17,199,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$17,199
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.2%
Time deposits	0.8%
Options written	(0.2)%
Net other assets and liabilities	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
C000221038
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Jul ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Jul ETF
Trading Symbol							JULT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 71,260,000	$ 71,260,000	$ 71,260,000	$ 71,260,000	$ 71,260,000	$ 71,260,000	$ 71,260,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$71,260
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.8%
Time deposits	0.6%
Options written	(0.8)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000241960
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Aug ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Aug ETF
Trading Symbol							AUGT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Aug ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 30,078,000	$ 30,078,000	$ 30,078,000	$ 30,078,000	$ 30,078,000	$ 30,078,000	$ 30,078,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$30,078
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.6%
Time deposits	1.8%
Options written	(1.5)%
Net other assets and liabilities	(1.9)%
Total	100.0%

Material Fund Change [Text Block]
C000241962
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Sep ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Sep ETF
Trading Symbol							SEPT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Sep ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 17,808,000	$ 17,808,000	$ 17,808,000	$ 17,808,000	$ 17,808,000	$ 17,808,000	$ 17,808,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$17,808
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.2%
Time deposits	1.3%
Options written	(2.3)%
Net other assets and liabilities	(1.2)%
Total	100.0%

Material Fund Change [Text Block]
C000221854
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Oct ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Oct ETF
Trading Symbol							OCTT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 132,568,000	$ 132,568,000	$ 132,568,000	$ 132,568,000	$ 132,568,000	$ 132,568,000	$ 132,568,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$132,568
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.1%
Time deposits	0.4%
Options written	(3.0)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
C000238366
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Nov ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Nov ETF
Trading Symbol							NVBT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Nov ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 35,669,000	$ 35,669,000	$ 35,669,000	$ 35,669,000	$ 35,669,000	$ 35,669,000	$ 35,669,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$35,669
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.4%
Time deposits	0.3%
Options written	(3.3)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000238367
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer10 Dec ETF
Class Name							AllianzIM U.S. Large Cap Buffer10 Dec ETF
Trading Symbol							DECT
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Dec ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer10 Dec ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 99,421,000	$ 99,421,000	$ 99,421,000	$ 99,421,000	$ 99,421,000	$ 99,421,000	$ 99,421,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$99,421
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.7%
Time deposits	0.4%
Options written	(4.8)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000223738
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Jan ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Jan ETF
Trading Symbol							JANW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jan ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 458,431,000	$ 458,431,000	$ 458,431,000	$ 458,431,000	$ 458,431,000	$ 458,431,000	$ 458,431,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$458,431
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.8%
Time deposits	0.3%
Options written	(2.8)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000238372
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Feb ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Feb ETF
Trading Symbol							FEBW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Feb ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Feb ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 99,160,000	$ 99,160,000	$ 99,160,000	$ 99,160,000	$ 99,160,000	$ 99,160,000	$ 99,160,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$99,160
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.2%
Time deposits	0.2%
Options written	(3.2)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000238373
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Mar ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Mar ETF
Trading Symbol							MARW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Mar ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 80,285,000	$ 80,285,000	$ 80,285,000	$ 80,285,000	$ 80,285,000	$ 80,285,000	$ 80,285,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$80,285
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.6%
Time deposits	0.1%
Options written	(3.6)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000218377
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Apr ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Apr ETF
Trading Symbol							APRW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Apr ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 172,803,000	$ 172,803,000	$ 172,803,000	$ 172,803,000	$ 172,803,000	$ 172,803,000	$ 172,803,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$172,803
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.2%
Time deposits	0.1%
Options written	(5.3)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000241957
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 May ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 May ETF
Trading Symbol							MAYW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 May ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 63,036,000	$ 63,036,000	$ 63,036,000	$ 63,036,000	$ 63,036,000	$ 63,036,000	$ 63,036,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$63,036
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.8%
Time deposits	0.6%
Options written	(5.8)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000241959
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Jun ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Jun ETF
Trading Symbol							JUNW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jun ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 49,517,000	$ 49,517,000	$ 49,517,000	$ 49,517,000	$ 49,517,000	$ 49,517,000	$ 49,517,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$49,517
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.3%
Time deposits	1.6%
Options written	(0.3)%
Net other assets and liabilities	(1.6)%
Total	100.0%

Material Fund Change [Text Block]
C000221039
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Jul ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Jul ETF
Trading Symbol							JULW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 190,465,000	$ 190,465,000	$ 190,465,000	$ 190,465,000	$ 190,465,000	$ 190,465,000	$ 190,465,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$190,465
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.4%
Time deposits	0.7%
Options written	(0.4)%
Net other assets and liabilities	(0.7)%
Total	100.0%

Material Fund Change [Text Block]
C000241961
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Aug ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Aug ETF
Trading Symbol							AUGW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Aug ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 162,639,000	$ 162,639,000	$ 162,639,000	$ 162,639,000	$ 162,639,000	$ 162,639,000	$ 162,639,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$162,639
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.0%
Time deposits	0.7%
Options written	(0.9)%
Net other assets and liabilities	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
C000241963
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Sep ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Sep ETF
Trading Symbol							SEPW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Sep ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 69,099,000	$ 69,099,000	$ 69,099,000	$ 69,099,000	$ 69,099,000	$ 69,099,000	$ 69,099,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$69,099
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.4%
Time deposits	1.1%
Options written	(1.3)%
Net other assets and liabilities	(1.2)%
Total	100.0%

Material Fund Change [Text Block]
C000221855
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Oct ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Oct ETF
Trading Symbol							OCTW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 364,937,000	$ 364,937,000	$ 364,937,000	$ 364,937,000	$ 364,937,000	$ 364,937,000	$ 364,937,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$364,937
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.7%
Time deposits	0.5%
Options written	(1.7)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
C000238370
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Nov ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Nov ETF
Trading Symbol							NVBW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Nov ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 66,398,000	$ 66,398,000	$ 66,398,000	$ 66,398,000	$ 66,398,000	$ 66,398,000	$ 66,398,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$66,398
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.3%
Time deposits	0.3%
Options written	(2.2)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000238371
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap Buffer20 Dec ETF
Class Name							AllianzIM U.S. Large Cap Buffer20 Dec ETF
Trading Symbol							DECW
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Dec ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap Buffer20 Dec ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 369,487,000	$ 369,487,000	$ 369,487,000	$ 369,487,000	$ 369,487,000	$ 369,487,000	$ 369,487,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$369,487
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.4%
Time deposits	0.3%
Options written	(2.4)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000248782
Shareholder Report [Line Items]
Fund Name				AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Class Name				AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Trading Symbol				JANU
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF (the “Fund”) for the period of December 31, 2024Footnote Reference* to April 30, 2025.
Shareholder Report Annual or Semi-Annual				Semi-annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number				877-429-3837 (877-4AZ-ETFS)
Additional Information Website				www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	$24Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount				$ 24
Expense Ratio, Percent				0.74%
AssetsNet	$ 65,466,000	$ 65,466,000	$ 65,466,000	$ 65,466,000	$ 65,466,000	$ 65,466,000	$ 65,466,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$65,466
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.9%
Time deposits	0.3%
Options written	(3.0)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000248786
Shareholder Report [Line Items]
Fund Name			AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Class Name			AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Trading Symbol			FEBU
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF (the “Fund”) for the period of January 31, 2025Footnote Reference* to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number			877-429-3837 (877-4AZ-ETFS)
Additional Information Website			www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	$18Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.74%
AssetsNet	$ 46,105,000	$ 46,105,000	$ 46,105,000	$ 46,105,000	$ 46,105,000	$ 46,105,000	$ 46,105,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$46,105
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.6%
Time deposits	0.2%
Options written	(3.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000248787
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Trading Symbol	MARU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF (the “Fund”) for the period of February 28, 2025Footnote Reference* to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	$12Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.74%
AssetsNet	$ 16,188,000	$ 16,188,000	$ 16,188,000	$ 16,188,000	$ 16,188,000	$ 16,188,000	$ 16,188,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$16,188
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.8%
Time deposits	0.0%Footnote Reference*
Options written	(3.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000248788
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Trading Symbol							ARLU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 39,167,000	$ 39,167,000	$ 39,167,000	$ 39,167,000	$ 39,167,000	$ 39,167,000	$ 39,167,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$39,167
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.9%
Time deposits	0.1%
Options written	(2.9)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000248789
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Trading Symbol							MAYU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped May ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 18,003,000	$ 18,003,000	$ 18,003,000	$ 18,003,000	$ 18,003,000	$ 18,003,000	$ 18,003,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$18,003
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.0%
Time deposits	0.6%
Options written	(3.0)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000248790
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Trading Symbol							JNEU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 17,408,000	$ 17,408,000	$ 17,408,000	$ 17,408,000	$ 17,408,000	$ 17,408,000	$ 17,408,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$17,408
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.1%
Time deposits	0.6%
Options written	(0.1)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000248791
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Trading Symbol							JULU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 67,184,000	$ 67,184,000	$ 67,184,000	$ 67,184,000	$ 67,184,000	$ 67,184,000	$ 67,184,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$67,184
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.4%
Time deposits	0.4%
Options written	(0.4)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000248792
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Trading Symbol							AUGU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 24,557,000	$ 24,557,000	$ 24,557,000	$ 24,557,000	$ 24,557,000	$ 24,557,000	$ 24,557,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$24,557
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.0%
Time deposits	0.4%
Options written	(0.8)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000248793
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Trading Symbol							SEPU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 23,639,000	$ 23,639,000	$ 23,639,000	$ 23,639,000	$ 23,639,000	$ 23,639,000	$ 23,639,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$23,639
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.4%
Time deposits	0.4%
Options written	(1.3)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
C000248783
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Trading Symbol							OCTU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 33,437,000	$ 33,437,000	$ 33,437,000	$ 33,437,000	$ 33,437,000	$ 33,437,000	$ 33,437,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$33,437
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.8%
Time deposits	0.4%
Options written	(1.9)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000248784
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Trading Symbol							NVBU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 19,161,000	$ 19,161,000	$ 19,161,000	$ 19,161,000	$ 19,161,000	$ 19,161,000	$ 19,161,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$19,161
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.0%
Time deposits	0.4%
Options written	(2.1)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000248785
Shareholder Report [Line Items]
Fund Name						AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Class Name						AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Trading Symbol						DECU
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (the “Fund”) for the period of November 29, 2024Footnote Reference* to April 30, 2025.
Shareholder Report Annual or Semi-Annual						Semi-annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number						877-429-3837 (877-4AZ-ETFS)
Additional Information Website						www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	$30Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Expenses Paid, Amount						$ 30
Expense Ratio, Percent						0.74%
AssetsNet	$ 31,710,000	$ 31,710,000	$ 31,710,000	$ 31,710,000	$ 31,710,000	$ 31,710,000	$ 31,710,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$31,710
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.1%
Time deposits	0.4%
Options written	(3.2)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000230498
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Class Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Trading Symbol							SIXJ
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 145,537,000	$ 145,537,000	$ 145,537,000	$ 145,537,000	$ 145,537,000	$ 145,537,000	$ 145,537,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$145,537
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.5%
Time deposits	0.6%
Options written	(1.9)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000247811
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Class Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Trading Symbol							SIXF
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 43,778,000	$ 43,778,000	$ 43,778,000	$ 43,778,000	$ 43,778,000	$ 43,778,000	$ 43,778,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$43,778
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.8%
Time deposits	0.5%
Options written	(3.1)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000247812
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Class Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Trading Symbol							SIXP
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 30,078,000	$ 30,078,000	$ 30,078,000	$ 30,078,000	$ 30,078,000	$ 30,078,000	$ 30,078,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$30,078
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.0%
Time deposits	0.5%
Options written	(3.4)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000230499
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Class Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Trading Symbol							SIXO
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 242,169,000	$ 242,169,000	$ 242,169,000	$ 242,169,000	$ 242,169,000	$ 242,169,000	$ 242,169,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$242,169
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.8%
Time deposits	0.4%
Options written	(4.2)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000247813
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Class Name							AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Trading Symbol							SIXZ
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 20,137,000	$ 20,137,000	$ 20,137,000	$ 20,137,000	$ 20,137,000	$ 20,137,000	$ 20,137,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$20,137
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.1%
Time deposits	0.6%
Options written	(4.8)%
Net other assets and liabilities	(0.9)%
Total	100.0%

Material Fund Change [Text Block]
C000247814
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Class Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Trading Symbol							SIXD
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 118,098,000	$ 118,098,000	$ 118,098,000	$ 118,098,000	$ 118,098,000	$ 118,098,000	$ 118,098,000
Holdings Count | Holding	4	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$118,098
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.2%
Time deposits	0.6%
Options written	(1.5)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000247817
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Class Name							AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Trading Symbol							FLJJ
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 37
Expense Ratio, Percent							0.74%
AssetsNet	$ 32,865,000	$ 32,865,000	$ 32,865,000	$ 32,865,000	$ 32,865,000	$ 32,865,000	$ 32,865,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$32,865
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	99.7%
Time deposits	0.5%
Options written	(0.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000247818
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Class Name							AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Trading Symbol							FLAO
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual							Semi-annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$36	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount							$ 36
Expense Ratio, Percent							0.74%
AssetsNet	$ 35,545,000	$ 35,545,000	$ 35,545,000	$ 35,545,000	$ 35,545,000	$ 35,545,000	$ 35,545,000
Holdings Count | Holding	3	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$35,545
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.7%
Time deposits	0.5%
Options written	(2.2)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000253576
Shareholder Report [Line Items]
Fund Name					AllianzIM Buffer20 Allocation ETF
Class Name					AllianzIM Buffer20 Allocation ETF
Trading Symbol					SPBW
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This semi-annual shareholder report contains important information about AllianzIM Buffer20 Allocation ETF (the “Fund”) for the period of January 7, 2025Footnote Reference* to April 30, 2025.
Shareholder Report Annual or Semi-Annual					Semi-annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number					877-429-3837 (877-4AZ-ETFS)
Additional Information Website					www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer20 Allocation ETF	$2Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount					$ 2
Expense Ratio, Percent					0.05%
AssetsNet	$ 27,010,000	$ 27,010,000	$ 27,010,000	$ 27,010,000	$ 27,010,000	$ 27,010,000	$ 27,010,000
Holdings Count | Holding	12	12	12	12	12	12	12
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$27,010
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	99.9%
Time deposits	0.1%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000257488
Shareholder Report [Line Items]
Fund Name		AllianzIM Buffer15 Uncapped Allocation ETF
Class Name		AllianzIM Buffer15 Uncapped Allocation ETF
Trading Symbol		SPBU
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about AllianzIM Buffer15 Uncapped Allocation ETF (the “Fund”) for the period of March 5, 2025Footnote Reference* to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number		877-429-3837 (877-4AZ-ETFS)
Additional Information Website		www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer15 Uncapped Allocation ETF	$1Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.05%
AssetsNet	$ 21,773,000	$ 21,773,000	$ 21,773,000	$ 21,773,000	$ 21,773,000	$ 21,773,000	$ 21,773,000
Holdings Count | Holding	12	12	12	12	12	12	12
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$21,773
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	99.9%
Time deposits	0.1%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000253575
Shareholder Report [Line Items]
Fund Name					AllianzIM 6 Month Buffer10 Allocation ETF
Class Name					AllianzIM 6 Month Buffer10 Allocation ETF
Trading Symbol					SPBX
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This semi-annual shareholder report contains important information about AllianzIM 6 Month Buffer10 Allocation ETF (the “Fund”) for the period of January 7, 2025Footnote Reference* to April 30, 2025.
Shareholder Report Annual or Semi-Annual					Semi-annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]
Additional Information Phone Number					877-429-3837 (877-4AZ-ETFS)
Additional Information Website					www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM 6 Month Buffer10 Allocation ETF	$2Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount					$ 2
Expense Ratio, Percent					0.05%
AssetsNet	$ 22,582,000	$ 22,582,000	$ 22,582,000	$ 22,582,000	$ 22,582,000	$ 22,582,000	$ 22,582,000
Holdings Count | Holding	6	6	6	6	6	6	6
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$22,582
# of Portfolio Holdings	6
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	99.9%
Time deposits	0.1%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]